SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Millions			1 Months Ended
	Mar. 05, 2018 USD ($) $ / shares	Jan. 15, 2018 CNY (¥)	Feb. 27, 2018 CNY (¥)
HTMC [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred		¥ 14,000
RTEC [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred			¥ 58,200
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Declared | $ / shares	$ 0.12
Dividends, Common Stock | $	$ 7.1
Dividends Payable, Date Declared	Jun. 09, 2018
Dividends Payable, Date of Record	Apr. 05, 2018